Fair Value, Assets Measured at Fair Value Non-recurring (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Assets measured at fair value on a non-recurring basis [Abstract]
Other Real Estate Owned, Valuation Technique [Extensible List]	us-gaap:MarketApproachValuationTechniqueMember	us-gaap:MarketApproachValuationTechniqueMember
Other Real Estate Owned, Measurement Input [Extensible List]	us-gaap:MeasurementInputComparabilityAdjustmentMember	us-gaap:MeasurementInputComparabilityAdjustmentMember
Impaired loans [Abstract]
Fair value assets transfers from Level 1 to Level 2	$ 0	$ 0
Fair value assets transfers from Level 2 to Level 1	0	0
Other real estate owned, commercial real estate		358
Other real estate owned, residential real estate properties		1,200
Valuation charge on other real estate owned	120	366
Impaired loans	21,581	20,976
Collateral dependent impaired loans	211	120
Gross charge offs, residential impaired loans	10	22
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	0	0
Impaired loans [Abstract]
Real estate mortgage - 1 to 4 family	0	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	0	0
Impaired loans [Abstract]
Real estate mortgage - 1 to 4 family	0	0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	541	1,579
Impaired loans [Abstract]
Real estate mortgage - 1 to 4 family	$ 211	$ 120
Nonrecurring [Member] | Minimum [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned, unobservable inputs	0.01	0.01
Nonrecurring [Member] | Maximum [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned, unobservable inputs	0.07	0.21
Nonrecurring [Member] | Weighted Average [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned, unobservable inputs	0.02	0.02
Nonrecurring [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Minimum [Member] | Sales Comparison Approach [Member] | Adjustments for Differences Between Comparable Sales [Member]
Impaired loans [Abstract]
Impaired loans, unobservable inputs	0.11	0.01
Nonrecurring [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Maximum [Member] | Sales Comparison Approach [Member] | Adjustments for Differences Between Comparable Sales [Member]
Impaired loans [Abstract]
Impaired loans, unobservable inputs	0.12	0.17
Nonrecurring [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Weighted Average [Member] | Sales Comparison Approach [Member] | Adjustments for Differences Between Comparable Sales [Member]
Impaired loans [Abstract]
Impaired loans, unobservable inputs	0.12	0.09
Nonrecurring [Member] | Carrying Value [Member]
Assets measured at fair value on a non-recurring basis [Abstract]
Other real estate owned	$ 541	$ 1,579
Impaired loans [Abstract]
Real estate mortgage - 1 to 4 family	$ 211	$ 120